Organization and Principal Activities - Summary of Major Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2021
Subsidiaries | Global Online Education HK Limited. ("GOE HK")
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Jun. 24, 2014
Place of incorporation (or establishment)	Hong Kong
Equity interest held	100.00%
Subsidiaries | Shanghai Zhangxue Education Technology Co., Ltd. (“Zhangxue” or the "WFOE")
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Apr. 10, 2018
Place of incorporation (or establishment)	Shanghai
Equity interest held	100.00%
Subsidiaries | Shanghai Kunge Information Consulting Co.,Ltd. (“Kunge”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Jun. 20, 2018
Place of incorporation (or establishment)	Shanghai
Equity interest held	100.00%
Subsidiaries | Shanghai Zhangneng Information Technology Co.,Ltd.(“Zhangneng”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Mar. 22, 2019
Place of incorporation (or establishment)	Shanghai
Equity interest held	100.00%
Subsidiaries | Shenzhen Kunxue Education Consulting Co.,Ltd. (“Kunxue”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Jun. 26, 2019
Place of incorporation (or establishment)	Shenzhen
Equity interest held	100.00%
Subsidiaries | Hainan Kunqiong Information Technology Co., Ltd. . (“Kunqiong”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Jun. 22, 2021
Place of incorporation (or establishment)	Hainan
Equity interest held	100.00%
Variable Interest Entities | Shenzhen Zhangmenren Education Consultation Co.,Ltd.(“Zhangmenren”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Jun. 23, 2014
Place of incorporation (or establishment)	Shenzhen
Economic interest held	100.00%
Variable Interest Entities | Shanghai Zhangda Education Technology Company Limited
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Nov. 28, 2016
Place of incorporation (or establishment)	Shanghai
Economic interest held	100.00%
Variable Interest Entities | Shanghai Zhangshi Education and Training Co.,Ltd.(“Zhangshi”)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Feb. 22, 2019
Place of incorporation (or establishment)	Shanghai
Economic interest held	100.00%
Variable Interest Entities | Shanghai Zhangxiaomen Education Technology Company Limited
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of incorporation	Apr. 14, 2016
Place of incorporation (or establishment)	Shanghai
Economic interest held	100.00%